SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	2 years 7 months 24 days	3 years 10 months 9 days	2 years 29 days
Weighted average discount rate	9.10%	8.10%	7.57%